Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	Anvia Holdings Corp
Entity Central Index Key	0001681282
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company